Other Payables and Accruals	12 Months Ended
Dec. 31, 2018
Other Payables and Accruals
Other Payables and Accruals

14. Other Payables and Accruals

        An analysis of other payables and accruals is as follows:

	As of December 31,
	2017	2018
Social contributions	1,244	1,158
Unearned revenue	34,926	38,680
Accrued legal and professional fees	1,567	1,321
Accrued board of directors' fees	577	599
Accrued employee costs	5,494	5,617
Accrued off-hire	5,284	7,376
Accrued crew costs	4,027	3,729
Accrued purchases	4,227	18,578
Accrued financing cost	1,984	849
Accrued interest	27,851	38,107
Accrued payable to charterers	4,179	6,481
Other accruals	2,058	4,955

Total	93,418	127,450

        The unearned revenue represents charter hires received in advance in December 2018 relating to the hire period of January 2019 for 17 vessels (December 2017: 15 vessels).